SHARE-BASED COMPENSATION - Vesting schedule (Details)	12 Months Ended
Dec. 31, 2021
Level 1
Share based compensation [Line Items]
Achievement level (percentage)	5.00%
% of grant attained	100.00%
Level 2
Share based compensation [Line Items]
% of grant attained	80.00%
Level 2 | Bottom of range
Share based compensation [Line Items]
Achievement level (percentage)	5.00%
Level 2 | Top of range
Share based compensation [Line Items]
Achievement level (percentage)	10.00%
Level 3
Share based compensation [Line Items]
% of grant attained	60.00%
Level 3 | Bottom of range
Share based compensation [Line Items]
Achievement level (percentage)	10.00%
Level 3 | Top of range
Share based compensation [Line Items]
Achievement level (percentage)	20.00%
Level 4
Share based compensation [Line Items]
% of grant attained	50.00%
Level 4 | Bottom of range
Share based compensation [Line Items]
Achievement level (percentage)	20.00%
Level 4 | Top of range
Share based compensation [Line Items]
Achievement level (percentage)	30.00%
Level 5
Share based compensation [Line Items]
% of grant attained	20.00%
Level 5 | Bottom of range
Share based compensation [Line Items]
Achievement level (percentage)	30.00%
Level 5 | Top of range
Share based compensation [Line Items]
Achievement level (percentage)	50.00%
Level 6
Share based compensation [Line Items]
Achievement level (percentage)	50.00%
% of grant attained	0.00%